Goodwill and Other Intangible Assets - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of operating segments for impairment analysis | Segment		1
Goodwill impairment charges		$ 4,200,000,000
Impairment of goodwill and other intangibles	$ 4,200,000,000	4,165,400,000
Amortization expense		60,200,000	$ 68,200,000	$ 82,300,000
Orbital Locations [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	$ 0
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill and other intangibles		$ 5,200,000